Shareholder Fees {- Growth Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Growth Portfolio Initial, Service, Service 2 PRO-09 | Growth Portfolio
Shareholder Fees:
(fees paid directly from your investment)